Revenues	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenues	Note 15. Revenues
In 2024, the Company began selling products and services in its technology segment.
The Company provides investment management services to the ESG Fund, a related party, through which it earns revenue from management fees. Management fee revenue is affected by economic factors related to the asset class composition of the holdings and the contractual terms such as the basis for calculating the management fees and investors’ ability to redeem. The Company did not recognize any carried interest allocation during the Successor period from October 2, 2024 through December 31, 2024, the Predecessor period from January 1, 2024 through
October 1, 2024 and the Predecessor year ended December 31, 2023, as the amounts were probable of significant reversal given the consideration is highly susceptible to factors outside the Company's influence. Cumulative carried interest allocation amounts that are subject to restraint and as such are not yet recognized were $11,282 and $5,880 as of December 31, 2024 and 2023, respectively. The Company also provides management services to AeroFlexx, which do not have a carried interest feature.
The following table represents the breakout of revenue by source:

	Successor	Predecessor
	October 2, 2024 through December 31, 2024	January 1, 2024 through October 1, 2024	Year ended December 31, 2023
Product revenue ..............................................................................	$233	$95	$—
Management fees - related party ....................................................	223	669	892
Consulting revenue .........................................................................	—	—	225
Total revenue ..................................................................................	$456	$764	$1,117
The following table represents major customer concentration of revenue:

	Successor	Predecessor
	October 2, 2024 through December 31, 2024	January 1, 2024 through October 1, 2024	Year ended December 31, 2023
Customer A - Related Party ............................................................	43.0%	77.0%	70.7%
Customer B - Related Party ............................................................	5.9%	10.6%	9.2%
Customer C .....................................................................................	—%	—%	20.1%
Customer D ....................................................................................	—%	12.4%	—%
Customer E .....................................................................................	48.9%	—%	—%
Total Revenue Concentration of Major Customers .................	97.8%	100.0%	100.0%